Annual Total Returns - FidelityFlexInternationalIndexFund-PRO - FidelityFlexInternationalIndexFund-PRO - Fidelity Flex International Index Fund - Fidelity Flex International Index Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Annual Return 2018	(13.95%)
Annual Return 2019	21.42%
Annual Return 2020	10.76%
Annual Return 2021	7.78%
Annual Return 2022	(15.71%)
Annual Return 2023	15.47%